Additional Subsequent Events (Details Narrative) - USD ($)	May 19, 2025	Apr. 28, 2025	Apr. 04, 2025
Other subsequent events description	Decrease the number of Private Placement Units to be purchased by the Sponsor if the underwriters’ over-allotment option is exercised in full from 217,641 units to 212,500 units at a price of $10.00 per unit for an aggregate purchase price of $2,125,000.	Decrease the number of Private Placement Units to be purchased by the Sponsor from 231,250 units (or 248,240 units if the underwriters’ over-allotment option is exercised in full) to 201,250 units (or 217,641 units if the over-allotment option is exercised in full) at a price of $10.00 per unit for an aggregate purchase price of $2,012,500 (or $2,176,410 if the over-allotment option is exercised in full).	Decrease the number of Private Placement Units to be purchased by the Sponsor from 280,000 units (or 302,183 units if the underwriters’ over-allotment option is exercised in full) to 231,250 units (or 248,240 units if the over-allotment option is exercised in full) at a price of $10.00 per unit for an aggregate purchase price of $2,312,500 (or $2,482,398 if the over-allotment option is exercised in full)
Promissory note		$ 500,000
Minimum [Member]
Working capital amount		650,000
Maximum [Member]
Working capital amount		$ 950,000